Trade Accounts Receivable, Net (Details) - Schedule of movement of impairment in trade accounts receivable - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Movement Of Impairment In Trade Accounts Receivable Abstract
Balance at January, 1		S/ (49,604)	S/ (56,630)	S/ (8,422)
Impairment, net		(54,766)	(1,061)	(19,772)
Reversal of impairment		56	84	(33,874)
Write-off	[1]	55,744	8,340	5,653
Exchange difference		32	(336)	(212)
Translation adjustments		54	(1)	(3)
Balance at December, 31		S/ (48,484)	S/ (49,604)	S/ (56,630)

[1]	In 2022 corresponds mainly to write-offs generated in Cumbra Peru for S/ 55.7 million for the agreement with Tecnicas Reunidas in Talara S.A. (in 2021 Cumbra Peru for S/ 4.2 million, Tren Urbano de Lima S.A. for S/ 3.5 million, and others for S/ 0.6 million, in 2020 Cumbra Peru for S/5.7 million).